Taxes (Details) - Schedule of Tax Payable - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Tax Payable [Abstract]
VAT payable	$ 366,720	$ 75,133	$ (24,298)
Income tax payable	675,842	250,868	35,490
Other tax payable	1,796	2,092	410
Tax payable	$ 1,044,357	$ 328,093	$ 11,601